Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 25, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value on recurring basis

The table below presents the balances of assets and liabilities measured at fair value as of March 25, 2018, December 31, 2017, and March 26, 2017 on a recurring basis as well as the fair values of other financial instruments:

(In thousands)	Unaudited Condensed Consolidated Balance Sheet Location	Fair Value Hierarchy Level	March 25, 2018		December 31, 2017		March 26, 2017
			Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets (liabilities) measured on a recurring basis:
Short-term investments	Other current assets	Level 1	$901	$901	$736	$736	—	—
Interest rate swap agreements not designated as cash flow hedges	Derivative Liability	Level 2	$(2,730)	$(2,730)	$(8,722)	$(8,722)	$(15,658)	$(15,658)
Other financial assets (liabilities):
March 2013 term debt	Long-Term Debt (1)	Level 2	—	—	—	—	$(598,500)	$(601,493)
April 2017 term debt	Long-Term Debt (1)	Level 2	$(735,000)	$(740,513)	$(735,000)	$(742,350)	—	—
March 2013 notes	Long-Term Debt (1)	Level 1	—	—	—	—	$(500,000)	$(513,125)
June 2014 notes	Long-Term Debt (1)	Level 1	$(450,000)	$(455,625)	$(450,000)	$(469,125)	$(450,000)	$(462,375)
April 2017 notes	Long-Term Debt (1)	Level 2	$(500,000)	$(494,375)	$(500,000)	$(525,000)	—	—

(1)	Carrying values of long-term debt balances are before reductions for debt issuance costs and original issue discount of $24.2 million, $24.5 million, and $14.9 million as of March 25, 2018, December 31, 2017, and March 26, 2017, respectively.

The table below presents the balances of assets and liabilities measured at fair value as of December 31, 2017 and December 31, 2016 on a recurring basis as well as the fair values of other financial instruments:

	Consolidated Balance Sheet Level	Fair Value Hierarchy Level	December 31, 2017		December 31, 2016
(In thousands)			Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets (liabilities) measured on a recurring basis:
Short-term investments	Other current assets	Level 1	$736	$736	—	—
Interest rate swap agreements not designated as cash flow hedges	Derivative Liability	Level 2	$(8,722)	$(8,722)	$(17,721)	$(17,721)
Other financial assets (liabilities):
March 2013 term debt	Long-Term Debt(1)	Level 2	—	—	$(600,075)	$(603,075)
April 2017 term debt	Long-Term Debt(1)	Level 2	$(735,000)	$(742,350)	—	—
March 2013 notes	Long-Term Debt(1)	Level 1	—	—	$(500,000)	$(510,000)
June 2014 notes	Long-Term Debt(1)	Level 1	$(450,000)	$(469,125)	$(450,000)	$(462,375)
April 2017 notes	Long-Term Debt(1)	Level 2	$(500,000)	$(525,000)	—	—

(1)	Carrying values of long-term debt balances are before reductions of debt issuance costs of $24.5 million and $15.9 million as of December 31, 2017 and December 31, 2016, respectively.